Consolidated Statements of Changes inShareholders' Equity (Deficit) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Sep. 30, 2023			$ 1,500	$ 13,500	$ (933,549)	$ 2,963	$ (915,586)
Balance, shares at Sep. 30, 2023			15,000,000
Issuance of 40,000,000 ordinary shares			$ 221	7,791,368			7,791,589
Issue of new shares, shares			2,206,342
Net loss					(1,580,198)		(1,580,198)
Foreign currency translation adjustment						(9,847)	(9,847)
Balance at Sep. 30, 2024			$ 1,721	7,804,868	(2,513,747)	(6,884)	5,285,958
Balance, shares at Sep. 30, 2024			17,206,342
Issuance of 40,000,000 ordinary shares	$ 4,000			7,996,000			$ 8,000,000
Issue of new shares, shares	40,000,000						40,000,000
Net loss					(1,998,372)		$ (1,998,372)
Foreign currency translation adjustment						(2,082)	(2,082)
Re-designation of authorized ordinary shares(1)	$ 896	$ 825	$ (1,721)
Stock issued during the period, shares other	(8,951,842)	(8,254,500)	(17,206,342)
Stock issued during the period, shares other	8,951,842	8,254,500	17,206,342
Underwriting fee				(480,000)			(480,000)
Other offering-related expenses				(388,912)			(388,912)
Balance at Sep. 30, 2025	$ 4,896	$ 825		$ 14,931,956	$ (4,512,119)	$ (8,966)	$ 10,416,592
Balance, shares at Sep. 30, 2025	48,951,842	8,254,500